Changes In Level 3 Asset Measured At Fair Value Master Trust (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Assets:
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Master Trust [Member]
Financial Assets:
Fair value of plan assets at end of year	631,916	514,561
Master Trust [Member] | Fair Value, Inputs, Level 3
Financial Assets:
Fair value of plan assets at beginning of year	2,491	2,613
Defined Benefit Plan, Actual Return on Plan Assets Still Held	101	(58)
Defined Benefit Plan, Purchases, Sales, and Settlements	(81)	(64)
Fair value of plan assets at end of year	$ 2,511	$ 2,491